INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 15. INCOME TAXES

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

For the years ended December 31, 2022 and 2021, the Company incurred net losses and therefore has no tax liability. The Company began operations in 2007 and has net operating loss carry-forwards of approximately $30,473,000 that will be carried forward and can be used through the year 2027 and beyond to offset future taxable income. In the future, the cumulative net operating loss carry forward for income tax purposes may differ from the cumulative financial statement loss due to timing differences between financial and tax reporting.

At December 31, 2022 and 2021, the Company has net operating loss carry forwards of approximately $30,473,000 and $18,300,000, respectively, that may be offset against future taxable income, if any. These carry-forwards are subject to review by the Internal Revenue Service. As of December 31, 2022 and 2021, the deferred tax asset of approximately $7,283,000 and $4,129,000, respectively, created by the net operating losses has been offset by a 100% valuation allowance because the likelihood of realization of the tax benefit cannot be determined. The change in the valuation allowance in 2022 and 2021 was approximately $3,154,000 and $1,299,000, respectively.

There is no current or deferred tax expense for the years ended December 31, 2022 and 2021. The Company has not filed its tax returns for the years 2012 through 2022; however, management believes there are no taxes due as of December 31, 2022 and 2021.

The Company includes interest and penalties arising from the underpayment of income taxes in general and administrative expense in the consolidated statements of operations.

The provision for Federal income tax consisted of the following for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Income tax benefit attributable to:
Net loss	$(12,354,930)	$(7,870,378)
Permanent differences	1,732,832	2,924,431
Valuation allowance	10,622,098	4,945,947
Net provision for income tax	$-	$-

The cumulative tax effect at the expected federal tax rate of 21% of significant items comprising our net deferred tax amount is as follows on December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carry forward	$5,759,000	$3,212,000
Valuation allowance	(5,759,000)	(3,212,000)
Net deferred tax asset	$-	$-

The cumulative tax effect at the expected state tax rate of 5% of significant items comprising our net deferred tax amount is as follows on December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carry forward	$1,524,000	$917,000
Valuation allowance	(1,524,000)	(917,000)
Net deferred tax asset	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $30,473,000 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be further limited to use in future years.

The Company has identified the United States Federal tax returns as its “major” tax jurisdiction. The United States Federal tax return years 2012 – 2022 are still subject to tax examination by the United States Internal Revenue Service; however, we do not currently have any ongoing tax examinations.